Summary of accounting policies	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Summary of accounting policies
1. Summary of accounting policies:
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based on the nature of specific products and services, its main client base and management structure. Nomura reports operating results through four business segments: Wealth Management, Investment Management, Wholesale and Banking. Nomura established a new Banking Division on April 1, 2025.
In its Wealth Management segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for Japanese and overseas investors, investment and management for investment vehicles and for funds for institutional investors, and management of silent partnerships (“
Tokumei kumiai
”). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory. In its Banking segment, Nomura leverages the strengths of The Nomura Trust and Banking Co., Ltd. and Nomura Bank (Luxembourg) S.A. in private markets and bespoke products and meets the diverse needs of clients in areas such as asset building and estate planning.
The accounting and financial reporting policies of Nomura are based on accounting principles generally accepted in the United States (“U.S. GAAP”). A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form
20-F
for the year ended March 31, 2025 as filed on June 23, 2025 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2025 and discussed further below.
Use of estimates—
There have been no significant adverse changes in accounting estimates used by management which have had a significant adverse effect on the Company’s financial position or financial performance during the six months ended September 30, 2025.
New accounting pronouncements recently adopted—
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted since April 1, 2025, the date of adoption by Nomura and whether the new accounting pronouncement has had a material financial impact on these consolidated financial statements on adoption or prospectively since adoption:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2023-08 “Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets”
•
Requires all in-scope crypto assets be subsequently measured at fair value through earnings.

•
In-scope crypto assets to be presented separately on the face of the financial statements from other intangible assets.

•
Introduces new disclosure requirements for in-scope crypto assets applicable to all entities.

		Nomura has adopted the amendments based on a modified retrospective approach from April 1, 2025.	No material financial impact on initial adoption or since adoption.

Future accounting developments—
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after October 1, 2025, the expected date of adoption by Nomura and whether the new accounting pronouncement may have a material financial impact on these consolidated financial statements on initial adoption or prospectively:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”
•
Introduces incremental annual disclosures for disaggregated information about an entity’s effective tax rate reconciliation and information on income taxes paid.

•
Removes certain existing disclosure requirements in relation to unrecognized tax benefits and temporary differences for which a deferred tax liability is not recognized.
		Nomura will adopt the amendments prospectively for the year ending March 31, 2026.	As this ASU only introduces new disclosures and does not affect the accounting for income taxes, no material financial impact is currently expected.

ASU 2024-03
“Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”,
as amended by ASU 2025-01
“Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”
• Requires additional annual and interim disclosures about specific types of expenses presented in the consolidated statements of income.
Nomura currently plans to initially adopt the amendments to the annual and interim disclosures prospectively in the financial statements for the year ending March 31, 2028 and March 31, 2029 respectively.
As this ASU only introduces new disclosures and does not affect the accounting for expense items in the income statement, no material financial impact is expected.

ASU 2025-08 “Financial Instruments – Credit Losses (Topic 326): Purchased Loans”
•
Expands the scope of acquired financial assets subject to the gross-up approach in Topic 326 to loans (excluding credit cards) acquired without credit deterioration and deemed “seasoned.” Under the current US GAAP, the gross-up approach only applies to purchased financial assets with credit deterioration (“PCD”).

•
Clarifies all non-PCD loans that were acquired in a business combination are deemed seasoned. Other non-PCD loans are seasoned if they were purchased at least 90 days after origination and the acquirer was not involved in the origination of the loans.

		Nomura currently plans to initially adopt the amendments prospectively for the year ending March 31, 2028.	Nomura is evaluating the potential impact of the ASU on these consolidated financial statements, but does not expect a material impact on these consolidated financial statements at this stage.